Allowance for Loan Losses and Credit Quality Information (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of troubled debt restructurings
Total	$ 33,055	$ 29,204	$ 19,300
1-4 family [Member]
Summary of troubled debt restructurings
Total	3,600	3,805
Residential developments [Member]
Summary of troubled debt restructurings
Total	22,843	14,460
Other [Member]
Summary of troubled debt restructurings
Total	3,032	5,598
Consumer [Member]
Summary of troubled debt restructurings
Total	1,814	578
Construction/development [Member]
Summary of troubled debt restructurings
Total	88	385
Other [Member]
Summary of troubled debt restructurings
Total	$ 1,678	$ 4,378